UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 29, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Intermediate Bond Fund of America

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Semi-annual report for the six months ended February 29, 2008

Intermediate Bond Fund of America® seeks to earn current income, consistent with preservation of capital, by investing primarily in a portfolio of fixed-income securities with a dollar-weighted average maturity of no less than three years and no greater than five years, and with quality ratings of A or better.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2008 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge*	0.85%	2.36%	4.27%

*The maximum initial sales charge was 3.75% prior to November 1, 2006.

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.70%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 22 to 25 for details.

The fund’s 30-day yield for Class A shares as of March 31, 2008, calculated in accordance with the Securities and Exchange Commission formula, was 3.90% (3.87% without the fee waiver.) The fund’s distribution rate for Class A shares as of that date was 4.39% (4.36% without the fee waiver). Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 31.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

Fellow shareholders:

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Three trends have shaped bond market returns since our last report six months ago: declining interest rates, rising risk premiums and a flight to quality. In general, Treasury prices soared, while other sectors lagged behind or slumped. As a result, Intermediate Bond Fund of America produced a total return of 3.0% for the first half of the current fiscal year.

Most of this return came from monthly dividends that totaled approximately 31 cents a share for the period. This represents an income return of 2.32%, which is equivalent to 4.64% annualized. Shareholders also saw the value of their shares increase to $13.49 a share from $13.40.

Over the same six-month period, the fund’s peer group, the Lipper Short-Intermediate Investment Grade Debt Funds Average, returned 3.9%. Likewise, the unmanaged Lehman Brothers U.S. Government/Credit 1–7 Years ex. BBB Index — the fund’s primary benchmark — gained 6.9%. Importantly, the index return does not reflect expenses, and it benefited from a substantially higher weighting in U.S. government bonds than is typically held in the fund’s portfolio.

[Begin Sidebar]
Results at a glance

For periods ended February 29, 2008, with dividends reinvested

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime
				(since 2/19/88)

Intermediate Bond Fund
of America (Class A shares)	4.49%	3.03%	4.64%	5.96%

Lehman Brothers U.S. Government/
Credit 1–7 years ex. BBB Index*	9.69	4.10	5.71	6.73

Lipper Short-Intermediate Investment
Grade Debt Funds Average	5.25	3.23	4.86	6.10

*The index is unmanaged and its results do not reflect the effect of sales charges, commissions or expenses.
[End Sidebar]

Bond market overview

The current fiscal year began September 1, 2007, with the bond market assessing the probable effects of subprime mortgage defaults and investors rapidly reassessing their tolerance for risk. As concerns deepened over the housing slump and the strength of the economy, investors flocked to the relative safety of Treasuries, prompting higher risk premiums for most other debt securities. Segments of the market closely tied to problem mortgages experienced sharp declines in value. Most notably affected were bank and finance company debt, privately originated mortgage-backed obligations and various forms of securitized debt that use mortgages as collateral.

To help alleviate investor concerns, support troubled financial institutions and bolster the flagging economy, the Federal Reserve slashed its key lending rate to 2.25% (as of March 18) from 5.25% at the start of the fiscal period. This reduction in the federal funds rate allayed some of the market’s stress by making it easier for banks to borrow short-term money and to repair balance sheets bruised by problem loans. It also led to a much steeper Treasury yield curve, which plots the current yields on Treasury securities with maturities ranging from three months on out to 30 years.

In some cases, the drop in rates helped to offset rising risk premiums. Credit quality was a determining factor, as higher rated bonds generated higher returns than did lower rated bonds. Apart from Treasuries, other government securities — including federal agency mortgage-backed bonds — fared well, while more credit-sensitive issues, such as corporate and asset-backed securities, posted mixed returns.

How the fund responded

The shifting dynamics of the bond market prompted several changes in the fund’s portfolio. During the six months, portfolio counselors significantly increased Treasury holdings to 17.3% from 10.4% at the start of the period. They also increased the fund’s exposure to federal agency mortgage-backed obligations, even as they reduced holdings of commercial and privately originated mortgage-backed obligations.

These defensive adjustments, however, could not fully counteract the effects of sharply higher risk premiums that hampered corporate financial issuers (about 13% of portfolio assets at the close of the period) and nongovernment mortgage-backed securities (about 19% of assets). A detailed breakdown of portfolio holdings by credit quality and security type as of February 29, 2008 can be found on page 4.

Despite weaknesses in a variety of sectors, portfolio counselors have maintained a relatively broad exposure to the major segments of the investment-grade bond market, with more than 750 individual holdings in the portfolio. They recognize that no single sector consistently provides the best returns over extended periods of time. Indeed, major shifts in market sentiment, such as we are now experiencing, often produce extraordinary investment opportunities for those who are patient and have the necessary analytic skills. Research has always played a crucial role in our investment decisions and has been especially valuable recently in helping portfolio counselors identify undervalued securities that we believe are likely to benefit shareholders over the long term.

Looking ahead

Concerns about housing, the economy and problem loans are likely to govern market sentiment over the near term and could lead to additional periods of volatility. The slowing economy and potential recession are likely to keep a lid on interest rates for the balance of this fiscal year.

As always, we remain dedicated to preserving shareholder principal, even as we comb unsettled markets for unappreciated investments with solid fundamentals. Decades of bond market experience have taught us to take a long-term view on building the fund’s portfolio, and we encourage you to do the same with your own investment portfolio.

We look forward to reporting to you again at the close of this fiscal year.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ John H. Smet
John H. Smet
President

April 10, 2008

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, February 29, 2008
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Investment mix by security type
Mortgage-backed obligations	34.3%
Corporate bonds & notes	23.4
U.S. Treasury bonds & notes	17.3
Asset-backed obligations	10.2
Federal agency bonds & notes	7.0
Other	1.1
Short-term securities & other assets less liabilities	6.7
[end pie chart]

Quality breakdown*	Percent of net assets
U.S. government obligations†	17.3%
Federal agencies	22.1
Aaa/AAA	28.6
Aa/AA	8.8
A/A	12.1
Baa/BBB	4.3
Ba/BB	0.1
Short-term securities & other assets less liabilities	6.7

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.
†These securities are guaranteed by the full faith and credit of the United States government.

	Principal amount (000)	Market value (000)	Percent of net assets

Bonds & notes - 92.65%

Mortgage-backed obligations - 34.28%
Federal agency mortgage-backed obligations (1) - 15.04%
Fannie Mae:
6.00% 2037	$26,300	$26,920
6.00% 2037	19,220	19,674
7.00% 2037	19,067	20,079
7.00% 2037	18,919	19,924
6.50% 2047	19,241	19,795
Series 2006-43, Class PX, 6.00% 2036	25,556	26,435
0%-13.50% 2008-2047 (2) (3)	309,979	312,566	8.07
Freddie Mac:
6.00% 2037	64,822	66,270
5.00% 2038	22,824	22,473
5.50% 2038	28,250	28,430
5.611% 2038 (2)	20,920	21,475
0%-10.546% 2008-2038 (2) (3)	243,479	245,188	6.95
Other securities		1,244.02
		830,473	15.04

Collateralized mortgage-backed obligations (privately originated) (1) - 10.53%
Countrywide Alternative Loan Trust:
Series 2007-HY4, Class 3-A-1, 5.875% 2047 (2) (3)	41,119	38,075
5.00%-6.00% 2020-2036 (2) (3)	69,477	65,976	1.88
CS First Boston Mortgage Securities Corp. 0%-7.50% 2032-2037 (3) (4)	51,121	42,659.77
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.845% 2036 (2) (3)	24,134	23,772.43
Wells Fargo Mortgage-backed Securities Trust, Series 2005-13, Class A-1, 5.00% 2020	20,164	19,978.36
Other securities		391,034	7.09
		581,494	10.53

Commercial mortgage-backed securities (1) - 8.12%
CS First Boston Mortgage Securities Corp. 3.808%-7.821% 2035-2041 (2) (4)	52,762	51,615.94
Fannie Mae 5.341%-7.30% 2010-2012 (3)	18,025	19,514.35
Other securities		377,115	6.83
		448,244	8.12

Other mortgage-backed securities - 0.59%
Other securities		32,578.59

Total mortgage-backed obligations		1,892,789	34.28

Corporate bonds & notes - 23.40%
Financials - 13.02%
Wells Fargo & Co. 4.375% 2013	26,500	26,828.49
Santander Issuances, SA Unipersonal 5.805% 2016 (2) (4)	21,300	21,385.39
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010 (4)	21,385	21,110.38
Other securities		649,646	11.76
		718,969	13.02

Telecommunication services - 2.10%
BellSouth Corp. 4.20% 2009	12,000	12,157
SBC Communications Inc. 6.25% 2011	34,250	36,662
AT&T Inc. 4.95% 2013	8,250	8,505	1.04
Other securities		58,911	1.06
		116,235	2.10

Industrials - 2.04%
Other securities		112,944	2.04

Consumer discretionary - 1.39%
Other securities		76,551	1.39

Consumer staples - 1.36%
Costco Wholesale Corp. 5.30% 2012	20,700	21,956.40
Wal-Mart Stores, Inc. 4.125%-4.75% 2010	16,500	17,138.31
Other securities		35,773.65
		74,867	1.36

Utilities - 1.12%
Other securities		61,887	1.12

Energy - 1.03%
Other securities		56,664	1.03

Other corporate bonds & notes - 1.34%
Other securities		74,088	1.34

Total corporate bonds & notes		1,292,205	23.40

U.S. Treasury bonds & notes - 17.25%
U.S. Treasury:
3.625% 2009	28,305	29,099
6.00% 2009	24,625	26,181
4.25% 2011	141,750	151,318
4.50% 2011	31,500	34,172
4.625% 2011	101,250	110,450
3.00% 2012 (3) (5) (6)	30,373	34,339
4.25% 2012	147,500	159,116
3.625% 2013	35,750	37,593
4.25% 2013	193,885	209,881
2.00% 2014 (3) (5)	28,419	30,883
5.125% 2016	39,000	43,966
0%-4.75% 2008-2037 (3) (5)	89,193	85,704	17.25
		952,702	17.25

Asset-backed obligations (1) - 10.25%
CS First Boston Mortgage Securities Corp. 5.837% 2037 (2)	4,015	4,027.07
Other securities		561,682	10.18
		565,709	10.25

Federal agency bonds & notes - 7.02%
Fannie Mae:
4.00% 2008	30,000	30,095
6.00% 2011	35,000	38,408
5.25% 2012	56,000	59,690
4.625%-6.625% 2009-2013 (2)	31,350	33,103	2.92
Freddie Mac:
4.125% 2009	20,000	20,560
6.625% 2009	43,085	45,945
4.125% 2010	15,000	15,579
5.25% 2011	22,305	24,004
5.875% 2011	50,000	54,086	2.90
Federal Home Loan Bank 5.625% 2016	22,020	23,635.43
Other securities		42,754.77
		387,859	7.02

Other - 0.45%
Corporación Andina de Fomento 6.875% 2012	20,000	21,734.39
Other securities		3,163.06
		24,897.45

Total bonds & notes (cost: $5,129,460,000)		5,116,161	92.65

Preferred securities - 0.60%

Other - 0.56%
Other securities		$31,075.56

Miscellaneous - 0.04%
Other preferred securities in initial period of acquisition		2,265.04

Total preferred securities (cost: $35,980,000)		33,340.60

	Principal amount (000)	Market value (000)	Percent of net assets

Short-term securities - 7.16%

Wal-Mart Stores Inc. 2.80% due 4/1/2008 (4)	$47,100	$46,983.85
Genentech, Inc. 2.93% due 3/5/2008 (4)	36,900	36,885.67
NetJets Inc. 2.76%-2.85% due 3/25-4/1/2008 (4)	34,500	34,417.62
IBM International Group Capital LLC 2.74% due 4/25/2008 (4) (6)	34,400	34,253.62
Chevron Corp. 2.85% due 3/17/2008	33,400	33,355.60
John Deere Capital Corp. 2.82%-3.01% due 3/18-4/14/2008 (4)	32,100	32,030.58
Coca-Cola Co. 2.97%-3.05% due 3/20-3/24/2008 (4)	29,000	28,950.53
JPMorgan Chase & Co. 2.95% due 3/27/2008	27,100	27,040.49
Caterpillar Financial Services Corp. 2.82% due 3/26/2008	26,300	26,246.48
Hewlett-Packard Co. 2.82% due 4/11/2008 (4)	25,000	24,918.45
Medtronic Inc. 2.80% due 4/10/2008 (4)	25,000	24,914.45
Procter & Gamble International Funding S.C.A. 2.98% due 3/13/2008 (4)	22,800	22,766.41
AT&T Inc. 2.83% due 4/17/2008 (4)	13,600	13,549.25
Other securities		9,057.16

Total short-term securities (cost: $395,372,000)		395,363	7.16

Total investment securities (cost: $5,560,812,000)		5,544,864	100.41
Other assets less liabilities		(22,604)	(.41)

Net assets		$5,522,260	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Coupon rate may change periodically.
(3) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $579,965,000.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,027,625,000, which represented 18.61% of the net assets of the fund.

(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 29, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $5,560,812)		$5,544,864
Cash		434
Receivables for:
Sales of investments	$13,110
Sales of fund's shares	15,213
Dividends and interest	42,918	71,241
		5,616,539
Liabilities:
Payables for:
Purchases of investments	76,737
Repurchases of fund's shares	8,739
Dividends on fund's shares	3,511
Investment advisory services	1,148
Services provided by affiliates	3,828
Trustees' deferred compensation	171
Other	145	94,279
Net assets at February 29, 2008		$5,522,260

Net assets consist of:
Capital paid in on shares of beneficial interest		$5,606,725
Distributions in excess of net investment income		(72)
Accumulated net realized loss		(68,445)
Net unrealized depreciation		(15,948)
Net assets at February 29, 2008		$5,522,260

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (409,464 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$3,828,503	283,876	$13.49
Class B	225,605	16,728	13.49
Class C	266,347	19,749	13.49
Class F	525,922	38,996	13.49
Class 529-A	147,737	10,954	13.49
Class 529-B	21,416	1,588	13.49
Class 529-C	69,283	5,137	13.49
Class 529-E	8,595	638	13.49
Class 529-F	27,051	2,005	13.49
Class R-1	6,487	481	13.49
Class R-2	129,416	9,596	13.49
Class R-3	129,002	9,565	13.49
Class R-4	57,655	4,275	13.49
Class R-5	79,241	5,876	13.49
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $13.84 each.

See Notes to Financial Statements

Statement of operations			unaudited
for the six months ended February 29, 2008	(dollars in thousands)

Investment income:
Income:
Interest	$134,726
Dividends	59		$134,785

Fees and expenses(*):
Investment advisory services	7,696
Distribution services	8,765
Transfer agent services	2,294
Administrative services	1,409
Reports to shareholders	130
Registration statement and prospectus	171
Postage, stationery and supplies	224
Trustees' compensation	30
Auditing and legal	52
Custodian	13
Other	28
Total fees and expenses before reimbursements/waivers	20,812
Less reimbursements/waivers of fees and expenses:
Investment advisory services	770
Administrative services	61
Total fees and expenses after reimbursements/waivers			19,981
Net investment income			114,804

Net realized gain and unrealized
appreciation on investments:
Net realized gain on investments			13,301
Net unrealized appreciation on investments			19,546
Net realized gain and unrealized appreciation on investments			32,847
Net increase in net assets resulting from operations			$147,651

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months		Year
	ended February 29,		ended August 31,
	2008	*	2007
Operations:
Net investment income	$114,804		$214,698
Net realized gain (loss) on investments	13,301		(7,924)
Net unrealized appreciation on investments	19,546		9,179

Net increase in net assets resulting from operations	147,651		215,953

Dividends paid or accrued to shareholders from net investment income	(116,589)		(214,398)

Net capital share transactions	365,671		44,424

Total increase in net assets	396,733		45,979

Net assets:
Beginning of period	5,125,527		5,079,548
End of period (including distributions in excess of and undistributed
net investment income: $(72) and $1,713, respectively)	$5,522,260		$5,125,527

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                      unaudited

1.  Organization and significant accounting policies

Organization – Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.  Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003, and by state tax authorities for tax years before 2002.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:
	(dollars in thousands)
Undistributed ordinary income		$1,244
Capital loss carryforwards*:
Expiring 2008	$(7,139)
Expiring 2009	(1,587)
Expiring 2011	(13,436)
Expiring 2012	(2,039)
Expiring 2014	(11,583)
Expiring 2015	(40,678)	(76,462)
Post-October capital loss deferrals (realized during the period November 1, 2006, through August 31, 2007)†		(5,092)
*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

As of February 29, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$113,285
Gross unrealized depreciation on investment securities	(129,416)
Net unrealized depreciation on investment securities	(16,131)
Cost of investment securities	5,560,995

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended February 29, 2008	Year ended August 31, 2007
Class A	$82,754	$152,463
Class B	4,253	8,869
Class C	4,871	10,238
Class F	11,108	19,104
Class 529-A	3,171	5,424
Class 529-B	390	752
Class 529-C	1,283	2,603
Class 529-E	174	309
Class 529-F	608	948
Class R-1	112	175
Class R-2	2,308	4,084
Class R-3	2,586	4,556
Class R-4	1,165	1,791
Class R-5	1,806	3,082
Total	$116,589	$214,398

3.  Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $6 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended February 29, 2008, total investment advisory services fees waived by CRMC were $770,000. As a result, the fee shown on the accompanying financial statements of $7,696,000, which was equivalent to an annualized rate of 0.295%, was reduced to $6,926,000, or 0.265% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 29, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended February 29, 2008, the total administrative services fees paid by CRMC were $61,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended February 29, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$4,293	$2,173	Not applicable	Not applicable	Not applicable
Class B	1,107	121	Not applicable	Not applicable	Not applicable
Class C	1,285	Included in administrative services	$168	$34	Not applicable
Class F	611		301	61	Not applicable
Class 529-A	139		71	15	$ 70
Class 529-B	105		11	4	10
Class 529-C	346		36	10	35
Class 529-E	21		4	1	4
Class 529-F	-		13	3	13
Class R-1	30		2	4	Not applicable
Class R-2	457		89	224	Not applicable
Class R-3	307		88	60	Not applicable
Class R-4	64		35	5	Not applicable
Class R-5	Not applicable		36	2	Not applicable
Total	$8,765	$2,294	$854	$423	$132

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $30,000, shown on the accompanying financial statements, includes $34,000 in current fees (either paid in cash or deferred) and a net decrease of $4,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4.  Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 29, 2008
Class A	$632,658	46,753	$73,732	5,463	$(438,002)	(32,457)	$268,388	19,759
Class B	17,994	1,325	3,724	276	(23,897)	(1,771)	(2,179)	(170)
Class C	34,648	2,553	4,255	315	(35,810)	(2,654)	3,093	214
Class F	136,847	10,121	9,772	724	(105,899)	(7,851)	40,720	2,994
Class 529-A	19,631	1,453	3,156	234	(10,891)	(807)	11,896	880
Class 529-B	966	71	389	29	(1,062)	(79)	293	21
Class 529-C	3,930	290	1,277	95	(6,242)	(462)	(1,035)	(77)
Class 529-E	1,023	76	173	13	(765)	(57)	431	32
Class 529-F	4,044	300	604	44	(2,017)	(149)	2,631	195
Class R-1	3,766	278	108	8	(2,817)	(208)	1,057	78
Class R-2	26,789	1,980	2,283	169	(17,155)	(1,270)	11,917	879
Class R-3	36,606	2,709	2,563	190	(29,448)	(2,182)	9,721	717
Class R-4	15,970	1,181	1,159	86	(6,589)	(488)	10,540	779
Class R-5	12,127	899	1,366	101	(5,295)	(392)	8,198	608
Total net increase
(decrease)	$946,999	69,989	$104,561	7,747	$(685,889)	(50,827)	$365,671	26,909

Year ended August 31, 2007
Class A	$865,660	64,528	$135,786	10,115	$(976,988)	(72,823)	$24,458	1,820
Class B	18,452	1,375	7,724	575	(62,938)	(4,690)	(36,762)	(2,740)
Class C	39,673	2,957	8,954	667	(93,629)	(6,978)	(45,002)	(3,354)
Class F	223,115	16,630	16,817	1,253	(203,943)	(15,199)	35,989	2,684
Class 529-A	32,973	2,457	5,401	402	(18,329)	(1,366)	20,045	1,493
Class 529-B	1,112	83	750	56	(2,344)	(175)	(482)	(36)
Class 529-C	7,998	596	2,591	193	(15,956)	(1,190)	(5,367)	(401)
Class 529-E	2,620	195	308	23	(1,912)	(142)	1,016	76
Class 529-F	7,575	565	944	70	(2,068)	(154)	6,451	481
Class R-1	3,103	231	173	13	(2,659)	(198)	617	46
Class R-2	41,506	3,092	4,051	302	(34,238)	(2,554)	11,319	840
Class R-3	51,537	3,841	4,523	337	(42,294)	(3,157)	13,766	1,021
Class R-4	22,319	1,664	1,783	133	(10,301)	(768)	13,801	1,029
Class R-5	15,763	1,175	2,056	153	(13,244)	(987)	4,575	341
Total net increase
(decrease)	$1,333,406	99,389	$191,861	14,292	$(1,480,843)	(110,381)	$44,424	3,300

(*) Includes exchanges between share classes of the fund.

5.  Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,055,959,000 and $1,813,623,000, respectively, during the six months ended February 29, 2008.

Financial highlights (1)

			Income from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 2/29/2008	(5)	$13.40	$.30	$.10	$.40	$(.31)	$13.49	2.99%	$3,829	.68%	(6)	.65%	(6)	4.51%	(6)
Year ended 8/31/2007		13.39	.59	.01	.60	(.59)	13.40	4.55	3,539	.70		.67		4.39
Year ended 8/31/2006		13.63	.53	(.24)	.29	(.53)	13.39	2.20	3,513	.71		.68		3.93
Year ended 8/31/2005		13.80	.44	(.16)	.28	(.45)	13.63	2.08	3,745	.70		.69		3.22
Year ended 8/31/2004		13.74	.39	.08	.47	(.41)	13.80	3.49	3,768	.70		.70		2.84
Year ended 8/31/2003		13.81	.39	(.02)	.37	(.44)	13.74	2.68	3,981	.70		.70		2.84
Class B:
Six months ended 2/29/2008	(5)	13.40	.25	.10	.35	(.26)	13.49	2.61	226	1.43	(6)	1.40	(6)	3.77	(6)
Year ended 8/31/2007		13.39	.49	.01	.50	(.49)	13.40	3.80	226	1.43		1.40		3.66
Year ended 8/31/2006		13.63	.44	(.24)	.20	(.44)	13.39	1.50	263	1.42		1.39		3.23
Year ended 8/31/2005		13.80	.35	(.16)	.19	(.36)	13.63	1.39	303	1.40		1.38		2.52
Year ended 8/31/2004		13.74	.30	.08	.38	(.32)	13.80	2.78	339	1.39		1.39		2.15
Year ended 8/31/2003		13.81	.29	(.02)	.27	(.34)	13.74	1.96	383	1.40		1.40		2.05
Class C:
Six months ended 2/29/2008	(5)	13.40	.24	.10	.34	(.25)	13.49	2.58	266	1.48	(6)	1.45	(6)	3.73	(6)
Year ended 8/31/2007		13.39	.48	.01	.49	(.48)	13.40	3.75	262	1.49		1.46		3.61
Year ended 8/31/2006		13.63	.43	(.24)	.19	(.43)	13.39	1.44	307	1.47		1.44		3.17
Year ended 8/31/2005		13.80	.34	(.16)	.18	(.35)	13.63	1.32	360	1.47		1.45		2.45
Year ended 8/31/2004		13.74	.29	.08	.37	(.31)	13.80	2.70	383	1.47		1.47		2.07
Year ended 8/31/2003		13.81	.28	(.02)	.26	(.33)	13.74	1.86	434	1.49		1.49		1.93
Class F:
Six months ended 2/29/2008	(5)	13.40	.30	.10	.40	(.31)	13.49	2.97	526	.71	(6)	.68	(6)	4.47	(6)
Year ended 8/31/2007		13.39	.59	.01	.60	(.59)	13.40	4.56	482	.69		.66		4.39
Year ended 8/31/2006		13.63	.54	(.24)	.30	(.54)	13.39	2.25	446	.66		.63		3.99
Year ended 8/31/2005		13.80	.44	(.16)	.28	(.45)	13.63	2.08	377	.70		.68		3.23
Year ended 8/31/2004		13.74	.39	.08	.47	(.41)	13.80	3.48	304	.70		.70		2.80
Year ended 8/31/2003		13.81	.38	(.02)	.36	(.43)	13.74	2.65	223	.71		.71		2.69
Class 529-A:
Six months ended 2/29/2008	(5)	13.40	.29	.10	.39	(.30)	13.49	2.96	148	.74	(6)	.71	(6)	4.45	(6)
Year ended 8/31/2007		13.39	.58	.01	.59	(.58)	13.40	4.49	135	.76		.73		4.33
Year ended 8/31/2006		13.63	.52	(.24)	.28	(.52)	13.39	2.17	115	.75		.72		3.91
Year ended 8/31/2005		13.80	.43	(.16)	.27	(.44)	13.63	2.03	99	.75		.73		3.18
Year ended 8/31/2004		13.74	.39	.08	.47	(.41)	13.80	3.49	79	.70		.70		2.81
Year ended 8/31/2003		13.81	.37	(.02)	.35	(.42)	13.74	2.58	55	.76		.76		2.56
Class 529-B:
Six months ended 2/29/2008	(5)	13.40	.24	.10	.34	(.25)	13.49	2.54	21	1.56	(6)	1.53	(6)	3.64	(6)
Year ended 8/31/2007		13.39	.47	.01	.48	(.47)	13.40	3.66	21	1.56		1.53		3.53
Year ended 8/31/2006		13.63	.42	(.24)	.18	(.42)	13.39	1.37	21	1.55		1.52		3.10
Year ended 8/31/2005		13.80	.32	(.16)	.16	(.33)	13.63	1.20	22	1.59		1.57		2.34
Year ended 8/31/2004		13.74	.27	.08	.35	(.29)	13.80	2.58	20	1.59		1.59		1.93
Year ended 8/31/2003		13.81	.26	(.02)	.24	(.31)	13.74	1.77	16	1.59		1.59		1.70
Class 529-C:
Six months ended 2/29/2008	(5)	13.40	.24	.10	.34	(.25)	13.49	2.54	69	1.55	(6)	1.53	(6)	3.64	(6)
Year ended 8/31/2007		13.39	.47	.01	.48	(.47)	13.40	3.67	70	1.56		1.53		3.54
Year ended 8/31/2006		13.63	.42	(.24)	.18	(.42)	13.39	1.38	75	1.53		1.51		3.12
Year ended 8/31/2005		13.80	.32	(.16)	.16	(.33)	13.63	1.21	69	1.57		1.55		2.36
Year ended 8/31/2004		13.74	.27	.08	.35	(.29)	13.80	2.59	55	1.58		1.58		1.94
Year ended 8/31/2003		13.81	.26	(.02)	.24	(.31)	13.74	1.78	40	1.58		1.58		1.74
Class 529-E:
Six months ended 2/29/2008	(5)	13.40	.27	.10	.37	(.28)	13.49	2.81	9	1.04	(6)	1.01	(6)	4.16	(6)
Year ended 8/31/2007		13.39	.54	.01	.55	(.54)	13.40	4.19	8	1.05		1.02		4.05
Year ended 8/31/2006		13.63	.49	(.24)	.25	(.49)	13.39	1.89	7	1.02		1.00		3.63
Year ended 8/31/2005		13.80	.39	(.16)	.23	(.40)	13.63	1.73	6	1.06		1.04		2.88
Year ended 8/31/2004		13.74	.34	.08	.42	(.36)	13.80	3.11	5	1.06		1.06		2.44
Year ended 8/31/2003		13.81	.34	(.02)	.32	(.39)	13.74	2.30	3	1.06		1.06		2.28

Class 529-F:
Six months ended 2/29/2008	(5)	$13.40	$.31	$.10	$.41	$(.32)	$13.49	3.06%	$27	.54%	(6)	.51%	(6)	4.66%	(6)
Year ended 8/31/2007		13.39	.61	.01	.62	(.61)	13.40	4.71	24	.55		.52		4.55
Year ended 8/31/2006		13.63	.55	(.24)	.31	(.55)	13.39	2.39	18	.52		.50		4.15
Year ended 8/31/2005		13.80	.44	(.16)	.28	(.45)	13.63	2.05	12	.72		.70		3.22
Year ended 8/31/2004		13.74	.38	.08	.46	(.40)	13.80	3.37	7	.81		.81		2.67
Period from 9/16/2002 to 8/31/2003		13.86	.30	(.02)	.28	(.40)	13.74	2.00	3	.81	(6)	.81	(6)	2.23	(6)
Class R-1:
Six months ended 2/29/2008	(5)	13.40	.24	.10	.34	(.25)	13.49	2.55	6	1.53	(6)	1.50	(6)	3.66	(6)
Year ended 8/31/2007		13.39	.48	.01	.49	(.48)	13.40	3.69	5	1.58		1.51		3.55
Year ended 8/31/2006		13.63	.43	(.24)	.19	(.43)	13.39	1.43	5	1.58		1.46		3.17
Year ended 8/31/2005		13.80	.34	(.16)	.18	(.35)	13.63	1.30	4	1.59		1.47		2.46
Year ended 8/31/2004		13.74	.29	.08	.37	(.31)	13.80	2.68	3	1.62		1.48		2.03
Year ended 8/31/2003		13.81	.28	(.02)	.26	(.33)	13.74	1.87	2	1.85		1.48		1.61
Class R-2:
Six months ended 2/29/2008	(5)	13.40	.24	.10	.34	(.25)	13.49	2.58	129	1.58	(6)	1.45	(6)	3.72	(6)
Year ended 8/31/2007		13.39	.49	.01	.50	(.49)	13.40	3.76	117	1.62		1.45		3.62
Year ended 8/31/2006		13.63	.43	(.24)	.19	(.43)	13.39	1.45	106	1.77		1.44		3.19
Year ended 8/31/2005		13.80	.34	(.16)	.18	(.35)	13.63	1.34	93	1.80		1.43		2.49
Year ended 8/31/2004		13.74	.29	.08	.37	(.31)	13.80	2.72	71	1.89		1.45		2.05
Year ended 8/31/2003		13.81	.28	(.02)	.26	(.33)	13.74	1.90	40	1.99		1.44		1.55
Class R-3:
Six months ended 2/29/2008	(5)	13.40	.27	.10	.37	(.28)	13.49	2.80	129	1.06	(6)	1.03	(6)	4.14	(6)
Year ended 8/31/2007		13.39	.54	.01	.55	(.54)	13.40	4.17	119	1.07		1.04		4.02
Year ended 8/31/2006		13.63	.48	(.24)	.24	(.48)	13.39	1.83	105	1.09		1.05		3.57
Year ended 8/31/2005		13.80	.39	(.16)	.23	(.40)	13.63	1.72	90	1.09		1.05		2.87
Year ended 8/31/2004		13.74	.34	.08	.42	(.36)	13.80	3.11	63	1.10		1.07		2.43
Year ended 8/31/2003		13.81	.33	(.02)	.31	(.38)	13.74	2.29	37	1.13		1.06		1.99
Class R-4:
Six months ended 2/29/2008	(5)	13.40	.30	.10	.40	(.31)	13.49	2.97	58	.72	(6)	.69	(6)	4.47	(6)
Year ended 8/31/2007		13.39	.59	.01	.60	(.59)	13.40	4.53	47	.71		.68		4.39
Year ended 8/31/2006		13.63	.53	(.24)	.29	(.53)	13.39	2.20	33	.71		.68		3.96
Year ended 8/31/2005		13.80	.44	(.16)	.28	(.45)	13.63	2.08	24	.71		.69		3.25
Year ended 8/31/2004		13.74	.39	.08	.47	(.41)	13.80	3.47	13	.71		.71		2.74
Year ended 8/31/2003		13.81	.38	(.02)	.36	(.43)	13.74	2.64	5	.73		.71		2.55
Class R-5:
Six months ended 2/29/2008	(5)	13.40	.32	.10	.42	(.33)	13.49	3.13	79	.42	(6)	.39	(6)	4.78	(6)
Year ended 8/31/2007		13.39	.63	.01	.64	(.63)	13.40	4.84	71	.42		.39		4.67
Year ended 8/31/2006		13.63	.57	(.24)	.33	(.57)	13.39	2.51	66	.41		.38		4.24
Year ended 8/31/2005		13.80	.48	(.16)	.32	(.49)	13.63	2.40	66	.39		.37		3.53
Year ended 8/31/2004		13.74	.44	.08	.52	(.46)	13.80	3.81	65	.39		.39		3.11
Year ended 8/31/2003		13.81	.43	(.02)	.41	(.48)	13.74	2.97	45	.40		.40		3.10

	Six months ended
	February 29,	Year ended August 31
	2008(5)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	37%	63%	71%	76%	68%	65%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007, through February 29, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2007	Ending account value 2/29/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,029.92	$3.28	.65%
Class A -- assumed 5% return	1,000.00	1,021.63	3.27	.65
Class B -- actual return	1,000.00	1,026.08	7.05	1.40
Class B -- assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class C -- actual return	1,000.00	1,025.82	7.30	1.45
Class C -- assumed 5% return	1,000.00	1,017.65	7.27	1.45
Class F -- actual return	1,000.00	1,029.74	3.43	.68
Class F -- assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 529-A -- actual return	1,000.00	1,029.59	3.58	.71
Class 529-A -- assumed 5% return	1,000.00	1,021.33	3.57	.71
Class 529-B -- actual return	1,000.00	1,025.41	7.70	1.53
Class 529-B -- assumed 5% return	1,000.00	1,017.26	7.67	1.53
Class 529-C -- actual return	1,000.00	1,025.43	7.70	1.53
Class 529-C -- assumed 5% return	1,000.00	1,017.26	7.67	1.53
Class 529-E -- actual return	1,000.00	1,028.06	5.09	1.01
Class 529-E -- assumed 5% return	1,000.00	1,019.84	5.07	1.01
Class 529-F -- actual return	1,000.00	1,030.64	2.57	.51
Class 529-F -- assumed 5% return	1,000.00	1,022.33	2.56	.51
Class R-1 -- actual return	1,000.00	1,025.55	7.55	1.50
Class R-1 -- assumed 5% return	1,000.00	1,017.40	7.52	1.50
Class R-2 -- actual return	1,000.00	1,025.82	7.30	1.45
Class R-2 -- assumed 5% return	1,000.00	1,017.65	7.27	1.45
Class R-3 -- actual return	1,000.00	1,027.98	5.19	1.03
Class R-3 -- assumed 5% return	1,000.00	1,019.74	5.17	1.03
Class R-4 -- actual return	1,000.00	1,029.67	3.48	.69
Class R-4 -- assumed 5% return	1,000.00	1,021.43	3.47	.69
Class R-5 -- actual return	1,000.00	1,031.26	1.97	.39
Class R-5 -- assumed 5% return	1,000.00	1,022.92	1.96	.39

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through October 31, 2008. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income while preserving capital by maintaining a portfolio having a dollar-weighted average maturity of no less than three years and no greater than five years and consisting of debt securities with quality ratings of A or better. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s short- and long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase and the 10% advisory fee waiver in effect since April 2005. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver, reflecting benefits that may accrue from growth in assets. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2008 (the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–2.24%	1.81%	4.00%
Not reflecting CDSC	2.71	2.17	4.00

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	1.67	2.10	2.93
Not reflecting CDSC	2.66	2.10	2.93

Class F shares* — first sold 3/19/01
Not reflecting annual asset-based fee charged by
sponsoring firm	3.45	2.89	3.73

Class 529-A shares† — first sold 2/19/02
Reflecting 2.50% maximum sales charge	0.78	2.32	2.98
Not reflecting maximum sales charge	3.40	2.84	3.41

Class 529-B shares† — first sold 2/26/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–2.37	1.65	2.59
Not reflecting CDSC	2.58	2.00	2.59

Class 529-C shares† — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	1.59	2.01	2.59
Not reflecting CDSC	2.58	2.01	2.59

Class 529-E shares*† — first sold 3/15/02	3.10	2.53	3.30

Class 529-F shares*† — first sold 9/16/02
Not reflecting annual asset-based fee charged by
sponsoring firm	3.62	2.93	3.02

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 29, 2008, portfolio of Intermediate Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
>	Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-923-0408P

Litho in USA KBDA/L/8086-S10064

10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

Intermediate Bond Fund of America®
Investment portfolio

February 29, 2008
unaudited

Bonds & notes — 92.65%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS — 34.28%
Federal agency mortgage-backed obligations[1] — 15.04%
Fannie Mae 7.00% 2008	$1	$1
Fannie Mae 7.00% 2009	15	15
Fannie Mae 7.00% 2009	—	—
Fannie Mae 7.50% 2009	27	27
Fannie Mae 7.50% 2009	24	24
Fannie Mae 7.50% 2009	4	4
Fannie Mae 7.50% 2009	3	3
Fannie Mae 8.50% 2009	3	3
Fannie Mae 9.00% 2009	27	27
Fannie Mae 9.00% 2009	27	27
Fannie Mae 9.50% 2009	66	68
Fannie Mae 7.00% 2010	15	15
Fannie Mae 9.50% 2010	2	2
Fannie Mae 7.00% 2011	219	224
Fannie Mae 7.00% 2011	117	121
Fannie Mae 7.00% 2011	15	16
Fannie Mae 7.00% 2012	176	182
Fannie Mae 7.00% 2015	1,271	1,350
Fannie Mae 7.00% 2015	330	351
Fannie Mae 7.00% 2015	48	51
Fannie Mae 7.00% 2015	32	34
Fannie Mae 7.50% 2015	607	648
Fannie Mae 7.50% 2015	562	601
Fannie Mae 7.50% 2015	285	305
Fannie Mae 7.50% 2015	234	251
Fannie Mae 7.50% 2015	66	71
Fannie Mae 7.50% 2015	64	69
Fannie Mae 7.50% 2015	58	62
Fannie Mae 9.00% 2015	366	400
Fannie Mae 13.50% 2015	148	173
Fannie Mae 7.00% 2016	922	983
Fannie Mae 7.00% 2016	396	422
Fannie Mae 7.00% 2016	208	223
Fannie Mae 7.50% 2016	208	224
Fannie Mae 9.00% 2016	564	629
Fannie Mae 11.50% 2016	176	202
Fannie Mae 7.00% 2017	840	899
Fannie Mae 7.00% 2017	550	589
Fannie Mae 7.00% 2017	361	384
Fannie Mae 9.00% 2018	15	17
Fannie Mae 10.00% 2018	89	102
Fannie Mae 11.50% 2019	582	663
Fannie Mae 11.00% 2020	152	177
Fannie Mae 11.00% 2020	75	86
Fannie Mae 11.50% 2020	119	136
Fannie Mae 10.00% 2021	153	180
Fannie Mae 9.50% 2022	44	50
Fannie Mae 7.50% 2023	192	207
Fannie Mae 6.00% 2024	3,937	4,053
Fannie Mae 10.00% 2025	165	188
Fannie Mae 6.00% 2026	2,598	2,674
Fannie Mae 8.50% 2026	24	27
Fannie Mae 9.255% 2026[2]	862	980
Fannie Mae 9.50% 2026	404	468
Fannie Mae 8.50% 2027	78	86
Fannie Mae 7.50% 2031	88	96
Fannie Mae 5.50% 2034	6,132	6,183
Fannie Mae 4.50% 2035	6,467	6,190
Fannie Mae 6.50% 2035	6,430	6,716
Fannie Mae 6.00% 2036	6,107	6,245
Fannie Mae 6.00% 2036	2,454	2,509
Fannie Mae 5.50% 2037	7,511	7,527
Fannie Mae 5.50% 2037	5,171	5,182
Fannie Mae 5.684% 2037[2]	6,695	6,897
Fannie Mae 5.871% 2037[2]	11,607	12,035
Fannie Mae 5.872% 2037[2]	16,039	16,608
Fannie Mae 6.00% 2037	26,300	26,920
Fannie Mae 6.00% 2037	19,220	19,674
Fannie Mae 6.00% 2037	9,772	9,993
Fannie Mae 6.00% 2037	738	755
Fannie Mae 6.058% 2037[2]	7,789	8,058
Fannie Mae 6.50% 2037	12,868	13,291
Fannie Mae 6.50% 2037	12,082	12,479
Fannie Mae 6.50% 2037	4,778	4,935
Fannie Mae 7.00% 2037	19,067	20,079
Fannie Mae 7.00% 2037	18,919	19,924
Fannie Mae 7.00% 2037	9,901	10,322
Fannie Mae 7.00% 2037	9,734	10,135
Fannie Mae 7.00% 2037	8,393	8,839
Fannie Mae 7.00% 2037	5,991	6,246
Fannie Mae 7.00% 2037	3,920	4,087
Fannie Mae 7.00% 2037	2,231	2,326
Fannie Mae 7.00% 2037	1,533	1,616
Fannie Mae 7.00% 2037	1,249	1,300
Fannie Mae 7.50% 2037	4,984	5,253
Fannie Mae 7.50% 2037	1,065	1,122
Fannie Mae 5.458% 2038[2]	5,509	5,659
Fannie Mae 6.50% 2038	4,914	5,070
Fannie Mae 6.50% 2047	19,241	19,795
Fannie Mae 7.00% 2047	1,860	1,932
Fannie Mae 7.00% 2047	1,218	1,265
Fannie Mae, Series D, Class 2, 11.00% 2009	17	17
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012[3]	17,615	17,974
Fannie Mae, Series 88-16, Class B, 9.50% 2018	20	23
Fannie Mae, Series 90-21, Class Z, 9.00% 2020	378	424
Fannie Mae, Series 2001-4, Class GA, 10.239% 2025[2]	857	980
Fannie Mae, Series 2001-4, Class NA, 11.892% 2025[2]	2,115	2,376
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,511	1,643
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	1,401	1,537
Fannie Mae, Series 2001-20, Class D, 11.073% 2031[2,3]	153	175
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	7,043	7,009
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	11,591	8,891
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	6,304	5,166
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	25,556	26,435
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	11,572	12,036
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	8,100	8,417
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	14,078	10,940
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	10,670	10,930
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	12,148	12,679
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	341	364
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	309	340
Freddie Mac 7.00% 2008	11	11
Freddie Mac 8.00% 2008	—	—
Freddie Mac 8.50% 2009	19	20
Freddie Mac 8.00% 2010	24	25
Freddie Mac 9.50% 2010	1	1
Freddie Mac 8.00% 2012	51	53
Freddie Mac 6.00% 2014	86	89
Freddie Mac 6.00% 2014	57	60
Freddie Mac 7.00% 2015	74	78
Freddie Mac 8.00% 2017	212	231
Freddie Mac 8.00% 2017	84	92
Freddie Mac 8.00% 2017	63	69
Freddie Mac 8.50% 2018	2	2
Freddie Mac 10.00% 2018	483	556
Freddie Mac 8.50% 2019	59	66
Freddie Mac 10.00% 2019	337	391
Freddie Mac 8.50% 2020	22	24
Freddie Mac 8.50% 2021	35	38
Freddie Mac 10.00% 2021	147	167
Freddie Mac 10.00% 2025	196	223
Freddie Mac 6.00% 2026	1,228	1,265
Freddie Mac 6.00% 2026	566	583
Freddie Mac 6.50% 2027	7,561	7,846
Freddie Mac 9.00% 2030	249	283
Freddie Mac 6.00% 2032	3,491	3,570
Freddie Mac 5.50% 2037	10,136	10,201
Freddie Mac 5.50% 2037	2,227	2,241
Freddie Mac 5.732% 2037[2]	7,553	7,801
Freddie Mac 5.889% 2037[2]	2,314	2,384
Freddie Mac 5.991% 2037[2]	16,582	17,088
Freddie Mac 6.00% 2037	64,822	66,270
Freddie Mac 6.00% 2037	16,301	16,665
Freddie Mac 6.00% 2037	14,742	15,072
Freddie Mac 6.00% 2037	13,587	13,890
Freddie Mac 6.00% 2037	6,463	6,607
Freddie Mac 6.00% 2037	4,685	4,790
Freddie Mac 6.00% 2037	4,548	4,654
Freddie Mac 6.00% 2037	1,539	1,574
Freddie Mac 6.057% 2037[2]	5,778	5,956
Freddie Mac 6.289% 2037[2]	4,915	5,013
Freddie Mac 6.354% 2037[2]	9,356	9,675
Freddie Mac 6.416% 2037[2]	10,401	10,738
Freddie Mac 6.50% 2037	1,824	1,886
Freddie Mac 5.00% 2038	22,824	22,473
Freddie Mac 5.50% 2038	28,250	28,430
Freddie Mac 5.50% 2038	5,329	5,364
Freddie Mac 5.611% 2038[2]	20,920	21,475
Freddie Mac 6.00% 2038	17,926	18,314
Freddie Mac, Series 2310, Class B, 9.889% 2015[2]	75	78
Freddie Mac, Series 2356, Class GD, 6.00% 2016	15,392	16,020
Freddie Mac, Series 2310, Class A, 10.546% 2017[2]	245	272
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,582	1,501
Freddie Mac, Series 1567, Class A, 3.525% 2023[2,3]	86	80
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	623	652
Freddie Mac, Series 3061, Class PN, 5.50% 2035	16,174	16,736
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[3]	11,913	9,298
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	5,778	4,456
Freddie Mac, Series 3156, Class NG, 6.00% 2036	8,156	8,492
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	2,737	2,079
Freddie Mac, Series 3271, Class OA, 6.00% 2037	9,454	9,868
Government National Mortgage Assn. 8.50% 2008	—	—
Government National Mortgage Assn. 9.00% 2008	10	10
Government National Mortgage Assn. 9.50% 2009	192	197
Government National Mortgage Assn. 9.00% 2016	13	15
Government National Mortgage Assn. 8.50% 2017	99	109
Government National Mortgage Assn. 9.50% 2020	68	79
Government National Mortgage Assn. 9.50% 2020	45	52
Government National Mortgage Assn. 8.50% 2021	195	218
Government National Mortgage Assn. 8.50% 2021	91	102
Government National Mortgage Assn. 9.00% 2021	77	87
Government National Mortgage Assn. 8.50% 2022	37	42
Government National Mortgage Assn. 8.50% 2022	34	38
Government National Mortgage Assn. 8.50% 2022	18	21
Government National Mortgage Assn. 8.50% 2023	245	274
		830,473

Collateralized mortgage-backed obligations (privately originated)[1] — 10.53%
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020[3]	5,149	4,979
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	13,601	13,246
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	9,500	9,228
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	4,859	4,595
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035[3]	2,832	2,717
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.522% 2035[2,3]	3,163	2,826
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035[3]	6,441	5,398
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035[3]	2,840	2,414
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036[3]	5,598	5,346
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	10,062	9,847
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	5,432	5,380
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.875% 2047[2,3]	41,119	38,075
Wells Fargo Mortgage-backed Securities Trust, Series 2003-10, Class A-1, 4.50% 2018	6,068	5,950
Wells Fargo Mortgage-backed Securities Trust, Series 2005-13, Class A-1, 5.00% 2020	20,164	19,978
Wells Fargo Mortgage-backed Securities Trust, Series 2003-M, Class A-1, 4.706% 2033[2]	5,520	5,394
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	16,754	16,765
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.654% 2036[2]	3,769	3,697
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	765	796
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	572	575
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[3]	889	845
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,829	1,851
CS First Boston Mortgage Securities Corp., Series 2005-1, Class I-A-27, 5.50% 2035	12,827	12,944
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035[3]	4,658	4,323
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3,4]	20,964	14,862
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037[3]	8,617	6,463
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	14,961	14,487
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034[3]	4,314	3,796
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034[3]	1,237	493
Residential Accredit Loans, Inc., Series 2005-QS12, Class A-7, 5.50% 2035[3]	9,594	9,354
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	7,000	6,627
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037[3]	6,666	5,567
IndyMac INDX Mortgage Loan Trust, Series 2005-AR5, Class 1-A-1, 4.948% 2035[2,3]	5,175	3,881
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.845% 2036[2,3]	24,134	23,772
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.368% 2036[2]	3,447	3,030
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	17,965	17,799
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-1, 4.246% 2034[2,3]	2,523	2,300
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.102% 2047[2,3]	4,689	4,552
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[3]	14,602	10,952
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[3]	17,840	13,380
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.921% 2036[2,3]	3,828	3,139
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.908% 2037[2]	9,488	9,010
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.962% 2037[2]	4,588	4,226
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.996% 2037[2,3]	4,794	4,123
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.122% 2033[2]	4,754	4,724
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 5.838% 2033[2]	675	666
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2,3]	6,500	5,926
Bear Stearns ARM Trust, Series 2005-1, Class II-A-2, 4.921% 2035[2]	6,960	6,834
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	5,663	5,539
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033[3]	1,487	1,335
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034[3]	1,934	1,737
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035[3]	5,787	5,093
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035[3]	2,832	2,492
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035[3]	1,810	1,654
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	2,607	2,583
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	9,246	9,368
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037[3]	4,380	3,855
Banc of America Mortgage Securities Trust, Series 2003-10, Class 5-A-1, 4.50% 2018	7,102	6,803
Banc of America Mortgage Securities Trust, Series 2004-7, Class 4-A-1, 5.00% 2019	8,765	8,684
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	5,100	4,935
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	6,270	5,928
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4, Class I-A-10, 6.25% 2037[3]	4,510	4,420
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 3.395% 2035[2,3]	6,772	5,873
Washington Mutual Mortgage, WMALT Series 2006-1, Class 4-CB, 6.50% 2036	9,112	9,027
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A-2, 5.00% 2018	20	20
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 5.632% 2033[2]	509	502
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.347% 2037[2]	6,044	5,983
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.877% 2037[2,3]	2,939	2,842
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.878% 2037[2,3]	2,772	2,689
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 3.395% 2045[2,3]	3,222	2,842
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	12,101	11,927
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	5,238	5,162
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.503% 2027[2,4]	1,865	1,862
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.743% 2027[2,4]	1,933	1,931
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.824% 2028[2,3,4]	2,732	2,731
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.682% 2034[2,3]	2,862	2,647
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.639% 2037[2]	9,451	8,010
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 3.255% 2046[2]	10,777	10,343
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	10,420	10,322
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	10,407	10,204
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.136% 2036[2,3]	10,616	9,660
Residential Funding Mortgage Securities I, Inc., Series 2003-S16, Class A-3, 5.00% 2018	8,154	8,079
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	2,770	2,716
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.921% 2035[2,3]	5,396	5,278
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.454% 2019[2,3,4]	8,293	7,879
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037[3]	1,500	1,269
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037[3]	6,014	5,112
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035[3]	6,062	5,759
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[2,3]	6,747	5,060
PUMA Global Trust No. 1, Class B, 5.416% 2033[2,3]	5,500	4,655
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	2,700	2,656
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[2]	2,460	2,477
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 3.914% 2045[2,3]	2,466	2,170
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035[3]	1,925	1,767
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.989% 2036[2]	252	249
Paine Webber CMO, Series O, Class 5, 9.50% 2019	207	233
		581,494

Commercial mortgage-backed securities[1] — 8.12%
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	6,927	7,070
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class A-2, 3.808% 2036	2,431	2,412
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	968
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class G, 5.382% 2036[2,4]	1,600	1,294
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.588% 2036[2]	2,000	1,613
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	8,250	8,429
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	3,000	2,929
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 2038[4]	2,000	1,696
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038[2]	3,000	2,944
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	13,500	13,104
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	1,104	1,105
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,450	6,489
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.821% 2041[2]	1,500	1,562
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	9,359	9,097
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	8,500	8,346
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 2037[2]	1,783	1,546
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[2]	5,000	4,856
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	8,619	8,436
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	4,755
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	6,750	6,652
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	7,500	7,406
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,624	2,684
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041	1,770	1,759
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	3,875	3,698
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	3,000	2,918
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	2,625	2,588
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.228% 2045[2]	10,500	10,088
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3,4]	8,350	8,451
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[3,4]	1,270	1,268
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[3,4]	8,750	8,709
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[3,4]	3,000	2,957
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[3,4]	2,000	1,909
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	13,000	11,955
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	8,974	8,852
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	2,000	1,971
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.141% 2031[2,4]	72,798	1,080
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	2,919	2,858
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	1,909	1,922
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	12,250	11,604
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,610	4,409
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	344	345
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	18,409	18,849
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 2036[2,4]	3,000	2,576
GE Commercial Mortgage Corp., Series 2003-C2, Class A-2, 4.17% 2037	3,200	3,168
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	3,000	2,957
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.115% 2039[2]	2,000	1,775
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,100	1,843
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.34% 2044[2]	3,500	3,290
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.334% 2045[2]	2,000	1,965
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	3,600	3,519
GE Commercial Mortgage Corp., Series 2005-C1, Class A-3, 4.578% 2048	1,740	1,659
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	7,600	7,589
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	5,020	4,817
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	7,461	7,392
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	12,000	11,783
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[3,4]	8,180	7,735
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	14,000	15,361
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012[3]	4,025	4,153
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3,4]	11,350	11,154
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[4]	7,063	6,848
GE Capital Commercial Mortgage Corp., Series 2000-1, Class A-2, 6.496% 2033	9,635	9,867
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	6,957	6,814
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	5,000	4,927
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	9,790	9,539
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3,4]	6,250	5,985
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[3,4]	1,000	964
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[4]	1,000	875
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[3,4]	7,500	6,224
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033	378	377
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	2,000	2,058
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	11,189	11,422
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	12,000	11,729
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	2,354	2,365
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	1,717	1,788
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	3,525	3,483
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	1,465	1,476
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 3.715% 2016[2,4]	1,000	990
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	4,014	4,044
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	3,685	3,598
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	3,898	3,917
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class D, 7.03% 2031	4,000	4,050
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033[3,4]	374	344
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	2,401	2,414
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	4,551	4,693
Government Lease Trust, Series 1999-GSA1, Class A-4, MBIA insured, 6.48% 2011[3,4]	6,523	6,734
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.875% 2045[2]	6,500	5,924
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-4, 6.90% 2031[2]	3,250	3,279
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	1,611	1,622
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	3,940	3,909
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	125	125
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	3,689	3,702
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	2,000	2,020
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.203% 2042[2]	2,000	1,960
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[2]	2,000	1,859
		448,244

Other mortgage-backed securities[1] — 0.59%
Nationwide Building Society, Series 2007-2, 5.50% 2012[4]	8,190	8,894
Bank of America 5.50% 2012[4]	7,815	8,407
Banco Bilbao Vizcaya Argentaria, SA 5.75% 2017[4]	6,600	7,318
Northern Rock PLC 5.625% 2017[4]	5,735	5,784
HBOS Treasury Services PLC 5.25% 2017[4]	1,070	1,128
DEPFA ACS Bank 4.75% 2010[3]	1,000	1,047
		32,578

Total mortgage-backed obligations		1,892,789

CORPORATE BONDS & NOTES — 23.40%
Financials — 13.02%
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[4]	10,000	10,023
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[4]	3,000	3,004
Prudential Funding, LLC, Series B, 6.60% 2008[4]	10,795	10,846
PRICOA Global Funding I 4.20% 2010[4]	10,000	10,207
Prudential Financial, Inc., Series D, 5.15% 2013	1,250	1,277
PRICOA Global Funding I 5.30% 2013[4]	5,000	5,266
Wells Fargo & Co. 5.25% 2012	5,000	5,257
Wells Fargo & Co. 4.375% 2013	26,500	26,828
Wells Fargo Bank, National Assn. 4.75% 2015	6,500	6,438
Washington Mutual Bank, FA, Series 11, 6.875% 2011	11,750	11,114
Washington Mutual Bank, FA 5.50% 2013	3,000	2,792
Washington Mutual, Inc. 5.95% 2013	8,000	7,455
Washington Mutual Bank, FA 5.65% 2014	700	636
Washington Mutual Bank, FA, Series 16, 5.125% 2015	8,100	7,070
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[2,4]	5,500	3,580
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[2,4]	3,000	1,952
Santander Issuances, SA Unipersonal 5.286% 2016[2,4]	3,000	2,835
Santander Issuances, SA Unipersonal 5.805% 2016[2,4]	21,300	21,385
Santander Perpetual, SA Unipersonal 6.671% (undated)[2,4]	7,100	7,158
Abbey National PLC 6.70% (undated)[2]	3,022	2,882
Monumental Global Funding II, Series 2004-B, 3.90% 2009[4]	5,000	4,993
Monumental Global Funding II, Series 2004-F, 4.375% 2009[4]	2,000	2,017
Monumental Global Funding II, Series 2006-A, 4.603% 2009[2,4]	2,000	2,003
Monumental Global Funding II, Series 2005-B, 4.625% 2010[4]	2,500	2,547
Monumental Global Funding III 4.458% 2014[2,4]	11,140	10,404
Monumental Global Funding III 5.25% 2014[4]	10,000	9,951
New York Life Global Funding 3.875% 2009[4]	6,750	6,795
New York Life Global Funding 4.625% 2010[4]	5,000	5,176
New York Life Global Funding 5.25% 2012[4]	16,500	17,380
Hartford Financial Services Group, Inc. 5.55% 2008	5,805	5,847
Hartford Financial Services Group, Inc. 5.25% 2011	6,600	6,844
Hartford Life Insurance Co. 4.358% 2012[2]	2,500	2,470
Glen Meadow Pass Through Trust 6.505% 2067[2,3,4]	13,750	11,665
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[4]	21,385	21,110
Westfield Group 5.40% 2012[4]	5,000	4,921
American Express Co. 4.75% 2009	8,500	8,536
American Express Credit Corp., Series B, 5.00% 2010	7,000	7,222
American Express Centurion Bank 5.55% 2012	5,000	5,208
American Express Co. 6.15% 2017	4,555	4,702
International Lease Finance Corp. 4.50% 2008	3,000	3,000
International Lease Finance Corp. 4.75% 2009	5,000	5,034
American International Group, Inc. 4.70% 2010	3,000	3,023
International Lease Finance Corp. 5.00% 2010	3,280	3,332
American International Group, Inc. 5.375% 2011	2,000	2,046
American General Finance Corp., Series J, 6.90% 2017	5,225	5,260
American International Group, Inc., Series G, 5.85% 2018	1,500	1,499
ILFC E-Capital Trust II 6.25% 2065[2,4]	2,000	1,859
Bank of America Corp. 4.966% 2008[2]	250	250
Bank of America Corp. 4.50% 2010	7,000	7,214
Bank of America Corp. 5.375% 2012	16,500	17,336
UniCredito Italiano SpA 5.584% 2017[2,4]	17,750	18,160
UniCredito Italiano SpA 6.00% 2017[4]	4,000	4,042
Bank One Corp. 2.625% 2008	6,000	5,981
JPMorgan Chase & Co. 5.60% 2011	3,000	3,161
J.P. Morgan Chase & Co. 6.75% 2011	5,000	5,374
J.P. Morgan Chase & Co. 4.891% 2015[2]	2,060	1,956
JPMorgan Chase Bank NA 6.00% 2017	3,250	3,377
Citigroup Inc. 4.898% 2008[2]	2,500	2,489
Citigroup Inc. 4.125% 2010	13,150	13,293
Citigroup Inc. 4.625% 2010	3,000	3,072
Kimco Realty Corp., Series C, 3.95% 2008	3,000	2,989
Kimco Realty Corp., Series C, 4.82% 2014	795	763
Kimco Realty Corp., Series C, 4.904% 2015	7,500	7,098
Kimco Realty Corp., Series C, 5.783% 2016	4,500	4,285
Kimco Realty Corp. 5.70% 2017	3,500	3,253
ORIX Corp. 5.48% 2011	16,750	16,745
PNC Funding Corp. 5.125% 2010	4,000	4,151
PNC Funding Corp., Series II, 6.113% (undated)[2,3,4]	16,300	12,143
Lincoln National Corp. 6.50% 2008	8,385	8,392
Lincoln National Corp. 5.65% 2012	7,500	7,687
Bank of New York Mellon Corp., Series G, 4.95% 2012	13,500	13,974
American Honda Finance Corp. 5.125% 2010[4]	13,000	13,808
SLM Corp., Series A, 3.625% 2008	5,000	4,994
SLM Corp., Series A, 3.95% 2008	3,000	2,953
SLM Corp., Series A, 5.51% 2009[2]	5,000	4,794
Barclays Bank PLC 5.45% 2012	9,000	9,543
Barclays Bank PLC 5.926% (undated)[2,4]	1,778	1,621
Barclays Bank PLC 7.434% (undated)[2,4]	1,200	1,211
Principal Life Global Funding I 4.40% 2010[4]	9,000	9,173
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	2,000	2,107
Protective Life Insurance Co., Series 2004-D, 4.00% 2009	3,000	3,078
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	7,750	7,945
US Bank National Assn. 4.40% 2008	10,500	10,538
Household Finance Corp. 6.40% 2008	10,000	10,071
XL Capital Finance (Europe) PLC 6.50% 2012	3,600	3,661
XL Capital Ltd. 5.25% 2014	4,000	3,665
Twin Reefs Asset Trust (XLFA), Series B, 4.165% 2079[2,4]	9,700	1,952
Merrill Lynch & Co., Inc. 5.45% 2013	9,000	9,074
Simon Property Group, LP 5.00% 2012	1,000	982
Simon Property Group, LP 5.75% 2012	8,000	8,092
ERP Operating LP 6.95% 2011	1,877	1,954
ERP Operating LP 6.625% 2012	2,000	2,072
ERP Operating LP 5.25% 2014	4,000	3,747
Lehman Brothers Holdings Inc. 5.625% 2013	2,400	2,405
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[2,3]	7,000	5,075
Skandinaviska Enskilda Banken AB 6.875% 2009	1,000	1,029
Skandinaviska Enskilda Banken AB 5.471% (undated)[2,4]	7,000	6,320
ReliaStar Financial Corp. 6.50% 2008	4,000	4,075
ING Security Life Institutional Funding 4.25% 2010[4]	3,000	3,030
Wachovia Corp. 5.75% 2018	7,000	7,050
Genworth Financial, Inc. 4.75% 2009	5,000	5,046
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	2,000	2,003
HBOS PLC 5.375% (undated)[2,4]	7,657	6,803
Korea Development Bank 4.625% 2010	5,000	5,103
Korea Development Bank 5.30% 2013	1,600	1,665
Standard Chartered Bank 6.40% 2017[4]	3,200	3,326
Standard Chartered PLC 6.409% (undated)[2,4]	3,500	3,098
Principal Life Insurance Co. 3.20% 2009	6,000	6,005
Resona Bank, Ltd. 5.85% (undated)[2,3,4]	7,000	5,861
Goldman Sachs Group, Inc. 6.25% 2017	5,000	5,188
ACE INA Holdings Inc. 5.875% 2014	5,000	5,163
Toyota Motor Credit Corp., Series B, 5.25% 2008	5,000	5,011
CIT Group Inc. 5.65% 2017	5,945	4,978
KeyBank NA 5.50% 2012	4,500	4,618
Metropolitan Life Global Funding I, Series 2004-7, 4.25% 2009[4]	4,000	4,057
Brandywine Operating Partnership, LP 5.75% 2012	65	61
Brandywine Operating Partnership, LP 5.40% 2014	935	788
Brandywine Operating Partnership, LP 5.70% 2017	3,000	2,452
Union Bank of California, NA 5.95% 2016	3,000	2,942
Northern Trust Co. 5.85% 2017[4]	2,750	2,903
Capmark Financial Group, Inc. 5.875% 2012[4]	4,000	2,712
St. Paul Travelers Companies, Inc. 6.25% 2016	2,250	2,377
Allstate Life Global Funding Trust, Series 2005-4, 4.25% 2010	2,000	2,044
North Front Pass Through Trust 5.81% 2024[2,4]	2,000	1,966
Société Générale 5.75% 2016[4]	1,000	996
Société Générale 5.922% (undated)[2,4]	600	542
Financial Security Assurance Holdings Ltd. 6.40% 2066[2,4]	2,000	1,486
Countrywide Financial Corp., Series B, 5.80% 2012	1,200	1,080
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[2,3]	1,500	960
Ambac Financial Group, Inc. 5.95% 2035	500	362
Ambac Financial Group, Inc. 6.15% 2087[2]	730	421
BBVA International SA Unipersonal 5.919% (undated)[2,4]	700	609
Royal Bank of Scotland Group PLC 6.99% (undated)[2,4]	300	290
		718,969

Telecommunication services — 2.10%
BellSouth Corp. 4.20% 2009	12,000	12,157
SBC Communications Inc. 6.25% 2011	34,250	36,662
AT&T Inc. 4.95% 2013	8,250	8,505
France Télécom 7.75% 2011[2]	12,500	13,709
British Telecommunications PLC 5.15% 2013	13,250	13,571
Vodafone Group PLC 7.75% 2010	9,525	10,230
Singapore Telecommunications Ltd. 6.375% 2011[4]	7,000	7,583
Verizon Global Funding Corp. 7.375% 2012	5,000	5,629
Deutsche Telekom International Finance BV 8.00% 2010[2]	5,000	5,440
Nextel Communications, Inc., Series E, 6.875% 2013	3,500	2,749
		116,235

Industrials — 2.04%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,4]	14,144	15,219
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,4]	1,978	1,998
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 5.474% 2015[1,2,3]	10,000	8,650
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[1]	4,163	3,985
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[1]	1,910	1,662
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[1]	13,860	13,884
Caterpillar Inc. 4.50% 2009	11,750	11,939
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,000	1,042
John Deere Capital Corp., Series D, 4.375% 2008	11,500	11,502
Canadian National Railway Co. 5.85% 2017	9,000	9,458
Union Pacific Corp. 5.75% 2017	1,515	1,542
Union Pacific Corp. 5.70% 2018	7,465	7,550
General Electric Co. 5.00% 2013	2,000	2,085
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,091
Honeywell International Inc. 4.25% 2013	5,000	5,084
USG Corp. 6.30% 2016	5,000	4,304
Atlas Copco AB 5.60% 2017[4]	4,000	4,099
CSX Corp. 5.75% 2013	3,300	3,435
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[1]	1,383	1,406
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,4]	926	1,009
		112,944

Consumer discretionary — 1.39%
Federated Department Stores, Inc. 6.625% 2008	2,000	2,014
Federated Retail Holdings, Inc. 5.35% 2012	11,025	10,709
Target Corp. 5.125% 2013	1,700	1,781
Target Corp. 6.00% 2018	6,500	6,843
Kohl’s Corp. 6.30% 2011	3,000	3,112
Kohl’s Corp. 7.375% 2011	4,175	4,541
Gannett Co., Inc. 4.125% 2008	7,000	7,011
J.C. Penney Corp., Inc. 5.75% 2018	6,500	6,190
Marriott International, Inc., Series J, 5.625% 2013	5,750	5,754
Lowe’s Companies, Inc. 8.25% 2010	5,000	5,586
Carnival Corp. 6.15% 2008	5,401	5,416
Walt Disney Co. 4.70% 2012	5,000	5,190
McDonald’s Corp. 4.30% 2013	5,000	5,093
Home Depot, Inc. 5.116% 2009[2]	1,500	1,444
Home Depot, Inc. 5.20% 2011	3,000	3,038
Comcast Corp. 6.30% 2017	2,750	2,829
		76,551

Consumer staples — 1.36%
Costco Wholesale Corp. 5.30% 2012	20,700	21,956
Wal-Mart Stores, Inc. 4.125% 2010	9,000	9,273
Wal-Mart Stores, Inc. 4.75% 2010	7,500	7,865
Diageo Capital PLC 4.375% 2010	10,500	10,725
CVS Corp. 6.117% 2013[1,3,4]	1,591	1,651
CVS Corp. 6.036% 2028[1,4]	2,673	2,586
CVS Caremark Corp. 6.943% 2030[1,4]	5,992	6,281
Tesco PLC 5.50% 2017[4]	9,000	9,282
PepsiCo, Inc. 4.65% 2013	5,000	5,248
		74,867

Utilities — 1.12%
National Grid PLC 6.30% 2016	10,990	11,496
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,737
Ohio Power Co., Series J, 5.30% 2010	8,000	8,442
Scottish Power PLC 4.91% 2010	4,000	4,120
Scottish Power PLC 5.375% 2015	4,000	4,016
Duke Energy Corp., First and Refunding Mortgage Bonds, Series A, 3.75% 2008	5,000	5,000
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	2,250	2,319
Georgia Power Co., Series V, 4.10% 2009	7,000	7,091
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	5,000	5,097
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[4]	3,500	3,505
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	2,000	2,064
		61,887

Energy — 1.03%
TransCanada PipeLines Ltd. 6.35% 2067[2]	17,050	15,598
Kinder Morgan Energy Partners LP 5.00% 2013	5,000	4,982
Kinder Morgan Energy Partners LP 5.125% 2014	5,000	4,962
Husky Energy Inc. 6.20% 2017	5,000	5,289
Apache Corp. 5.625% 2017	4,800	5,063
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,4]	4,722	4,842
Qatar Petroleum 5.579% 2011[1,4]	3,889	4,095
Gaz Capital SA 6.51% 2022[4]	4,345	3,970
Sunoco, Inc. 5.75% 2017	3,000	2,999
Enbridge Inc. 5.60% 2017	2,500	2,504
Transocean Inc. 5.25% 2013	2,250	2,360
		56,664

Health care — 0.68%
UnitedHealth Group Inc. 3.75% 2009	7,000	7,020
UnitedHealth Group Inc. 6.00% 2017	5,750	5,829
AstraZeneca PLC 5.40% 2012	12,000	12,840
Schering-Plough Corp. 6.00% 2017	5,000	5,242
WellPoint, Inc. 5.875% 2017	3,000	3,049
Hospira, Inc. 5.55% 2012	2,500	2,623
Abbott Laboratories 5.60% 2017	670	708
		37,311

Information technology — 0.45%
National Semiconductor Corp. 6.15% 2012	6,500	6,890
National Semiconductor Corp. 6.60% 2017	5,000	5,155
Western Union Co. 5.40% 2011	6,750	6,975
Cisco Systems, Inc. 5.25% 2011	5,750	6,046
		25,066

Materials — 0.21%
C10 Capital (SPV) Ltd. 6.722% (undated)[2,4]	7,000	6,618
Rohm and Haas Co. 6.00% 2017	5,000	5,093
		11,711

Total corporate bonds & notes		1,292,205

U.S. TREASURY BONDS & NOTES — 17.25%
U.S. Treasury 4.75% 2008	1,825	1,863
U.S. Treasury 3.625% 2009	28,305	29,099
U.S. Treasury 3.875% 2009[3,5]	2,177	2,269
U.S. Treasury 6.00% 2009	24,625	26,181
U.S. Treasury 3.625% 2010	5,355	5,591
U.S. Treasury 4.00% 2010	4,550	4,765
U.S. Treasury 4.75% 2010	10,000	10,597
U.S. Treasury 2.375% 2011[3,5]	4,286	4,642
U.S. Treasury 4.25% 2011	141,750	151,318
U.S. Treasury 4.50% 2011	31,500	34,172
U.S. Treasury 4.50% 2011	12,000	12,914
U.S. Treasury 4.625% 2011	101,250	110,450
U.S. Treasury 3.00% 2012[3,5,6]	30,373	34,339
U.S. Treasury 3.875% 2012	11,250	11,954
U.S. Treasury 4.25% 2012	147,500	159,116
U.S. Treasury 4.625% 2012	11,450	12,496
U.S. Treasury 3.625% 2013	35,750	37,593
U.S. Treasury 4.25% 2013	193,885	209,881
U.S. Treasury 2.00% 2014[3,5]	28,419	30,883
U.S. Treasury 4.25% 2014	1,050	1,132
U.S. Treasury Principal Strip 0% 2014	3,000	2,484
U.S. Treasury 5.125% 2016	39,000	43,966
U.S. Treasury 4.625% 2017	11,000	11,973
U.S. Treasury Principal Strip 0% 2037	11,250	3,024
		952,702

ASSET-BACKED OBLIGATIONS[1] — 10.25%
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	7,500	7,600
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 4.821% 2012[2]	7,000	6,755
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	18,500	18,916
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	4,250	3,832
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	4,750	4,856
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	7,500	7,654
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	8,750	8,952
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	3,500	3,561
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	9,500	9,937
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	5,000	4,847
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012	3,750	3,602
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	5,000	4,998
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	12,495	10,461
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013[3]	6,000	5,725
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 3.261% 2014[2]	1,750	1,578
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[4]	146	146
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[4]	4,250	4,231
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[4]	10,000	9,966
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[3,4]	14,000	13,235
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[3,4]	1,787	1,776
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[3,4]	1,417	1,359
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[4]	5,000	5,057
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[4]	3,000	2,833
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	9,350	9,167
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	5,891	5,763
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	10,000	9,451
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	5,000	4,702
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[3,4]	10,750	10,676
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	7,000	6,988
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 5.302% 2009[4]	2,010	2,011
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[2,4]	16,000	15,212
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,504	2,517
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	5,250	5,341
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	9,000	9,350
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 3.151% 2013[2,4]	7,500	7,150
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 2014[3,4]	1,000	850
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	7,000	6,802
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 3.171% 2015[2,4]	2,000	1,860
Susquehanna Auto Lease Trust, Series 2007-1, Class A-2, 5.32% 2009[4]	4,145	4,177
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	10,000	10,241
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	14,250	14,388
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	14,050	14,344
Capital One Multi-asset Execution Trust, Series 2003-4, Class B, 3.921% 2011[2]	3,000	2,947
Capital One Multi-asset Execution Trust, Series 2005-11, Class A, 3.161% 2013[2]	3,500	3,385
Capital One Multi-asset Execution Trust, Series 2006-3, Class A, 5.05% 2018	8,000	7,621
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	12,800	12,972
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	3,592	3,424
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013[3]	4,250	3,992
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	4,000	3,797
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 3.435% 2037[2,3]	19,009	10,835
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[2]	12,185	10,593
CWABS Asset-backed Certificates Trust, Series 2007-9, Class 2-A-3, 3.315% 2047[2]	12,885	9,707
Chase Issuance Trust, Series 2006-8, Class A, 3.181% 2016[2]	10,000	9,417
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[2]	10,009	9,368
MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.80% 2012	2,580	2,796
MBNA Master Credit Card Trust II, Series 2000-H, Class A, 3.371% 2013[2]	6,500	6,417
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	9,021	8,690
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	8,779	8,573
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	6,750	6,773
Advanta Business Card Master Trust, Series 2006-C1, Class C, 3.594% 2014[2]	2,000	1,613
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-2, 4.98% 2013	7,900	8,174
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[4]	7,733	7,850
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[4]	8,000	7,511
RAMP Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	6,722	6,652
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[2,4]	6,619	6,551
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	2,316	2,403
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027[3]	4,135	4,141
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, 3.271% 2037[2,3]	7,909	5,786
Home Equity Mortgage Trust, Series 2006-3, Class A-1, 5.472% 2036[2,3]	7,140	3,927
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[2,3]	4,079	1,836
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 3.635% 2034[2]	6,429	5,648
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 2035[2,3,4]	7,500	5,625
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[4]	5,750	5,527
Capital One Auto Finance Trust, Series 2007-B, Class A-3-A, MBIA insured, 5.03% 2012	5,500	5,365
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	3,974	3,964
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033[3]	1,342	1,268
American Express Credit Account Master Trust, Series 2008-1, Class A, 3.571% 2013[2]	5,000	4,972
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A-2, 3.225% 2036[2]	5,000	4,799
BA Credit Card Trust, Series 2007-B1, Class B-1, 3.201% 2012[2]	5,000	4,677
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	5,000	4,587
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	4,489	4,525
CWABS, Inc., Series 2006-24, Class 2-A-3, 3.285% 2037[2,3]	5,000	4,215
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[2]	4,485	4,110
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	4,000	4,078
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[2]	4,015	4,027
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[4]	4,898	4,022
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-2, 3.79% 2017[3]	2,501	2,371
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	1,500	1,503
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3,4]	4,250	3,825
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[2,3]	7,000	3,616
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	3,199	3,153
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	3,000	3,060
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3,4]	3,534	3,009
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020[3]	3,000	2,971
Green Tree Financial Corp., Series 1997-6, Class A-6, 6.90% 2029	691	724
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	1,627	1,718
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[4]	2,304	2,406
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	1,867	1,873
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1, 8.33% 2031[3,4]	1,028	1,036
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	806	821
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027[3]	1,000	737
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 2031[2]	637	611
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	276	248
		565,709

FEDERAL AGENCY BONDS & NOTES — 7.02%
Fannie Mae 4.00% 2008	30,000	30,095
Fannie Mae 5.446% 2009[2]	450	452
Fannie Mae 6.625% 2009	11,900	12,690
Fannie Mae 5.50% 2011	5,000	5,404
Fannie Mae 6.00% 2011	35,000	38,408
Fannie Mae 5.25% 2012	56,000	59,690
Fannie Mae 4.625% 2013	14,000	14,557
Freddie Mac 4.125% 2009	20,000	20,560
Freddie Mac 6.625% 2009	43,085	45,945
Freddie Mac 4.125% 2010	15,000	15,579
Freddie Mac 5.25% 2011	22,305	24,004
Freddie Mac 5.875% 2011	50,000	54,086
Federal Agricultural Mortgage Corp. 4.25% 2008	7,500	7,555
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	17,750	18,785
Federal Agricultural Mortgage Corp. 5.125% 2011	1,500	1,602
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	5,665	6,081
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	1,070	1,132
Federal Home Loan Bank 2.35% 2008[2]	5,365	5,365
Federal Home Loan Bank 5.625% 2016	22,020	23,635
CoBank ACB 5.591% 2022[2,4]	2,620	2,234
		387,859

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.39%
Corporación Andina de Fomento 6.875% 2012	20,000	21,734

MUNICIPALS — 0.06%
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds
(San Diego Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009[4]	2,697	2,706
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	463	457
		3,163

Total bonds & notes (cost: $5,129,460,000)		5,116,161

Preferred securities — 0.60%	Shares

FINANCIALS — 0.50%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,4]	14,000,000	15,294
Deutsche Bank Capital Funding Trust I 7.872%[2,4]	5,000,000	5,170
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[2,3,4]	5,000,000	4,201
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[2]	1,650,000	1,448
Sumitomo Mitsui Banking Corp. 6.078%[2,3,4]	1,600,000	1,352
		27,465

U.S. GOVERNMENT AGENCY SECURITIES — 0.06%
US AgBank 6.11%[2,4]	4,250,000	3,610

MISCELLANEOUS — 0.04%
Other preferred securities in initial period of acquisition		2,265

Total preferred securities (cost: $35,980,000)		33,340

	Principal amount	Market value
Short-term securities — 7.16%	(000)	(000)

Wal-Mart Stores Inc. 2.80% due 4/1/2008[4]	$47,100	$46,983
Genentech, Inc. 2.93% due 3/5/2008[4]	36,900	36,885
NetJets Inc. 2.76%–2.85% due 3/25–4/1/2008[4]	34,500	34,417
IBM International Group Capital LLC 2.74% due 4/25/2008[4,6]	34,400	34,253
Chevron Corp. 2.85% due 3/17/2008	33,400	33,355
John Deere Capital Corp. 2.82%–3.01% due 3/18–4/14/2008[4]	32,100	32,030
Coca-Cola Co. 2.97%–3.05% due 3/20–3/24/2008[4]	29,000	28,950
JPMorgan Chase & Co. 2.95% due 3/27/2008	27,100	27,040
Caterpillar Financial Services Corp. 2.82% due 3/26/2008	26,300	26,246
Hewlett-Packard Co. 2.82% due 4/11/2008[4]	25,000	24,918
Medtronic Inc. 2.80% due 4/10/2008[4]	25,000	24,914
Procter & Gamble International Funding S.C.A. 2.98% due 3/13/2008[4]	22,800	22,766
AT&T Inc. 2.83% due 4/17/2008[4]	13,600	13,549
Bank of America Corp. 3.03% due 4/24/2008[6]	9,100	9,057

Total short-term securities (cost: $395,372,000)		395,363

Total investment securities (cost: $5,560,812,000)		5,544,864
Other assets less liabilities		(22,604)

Net assets		$5,522,260

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $579,965,000.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,027,625,000, which represented 18.61% of the net assets of the fund.

[5]	Index-linked bond whose principal amount moves with a government retail price index.
[6]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-923-0408O-S10849

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 8, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: May 8, 2008